Accumulated other comprehensive income (Details) (CHF) In Millions, unless otherwise specified					3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2014 Gains/(losses) on cash flow hedges	Mar. 31, 2014 Gains/(losses) on cash flow hedges	Jun. 30, 2013 Gains/(losses) on cash flow hedges	Jun. 30, 2014 Gains/(losses) on cash flow hedges	Jun. 30, 2013 Gains/(losses) on cash flow hedges	Jun. 30, 2014 Cumulative translation adjustments	Mar. 31, 2014 Cumulative translation adjustments	Jun. 30, 2013 Cumulative translation adjustments	Jun. 30, 2014 Cumulative translation adjustments	Jun. 30, 2013 Cumulative translation adjustments	Jun. 30, 2014 Unrealized gains/(losses) on securities	Mar. 31, 2014 Unrealized gains/(losses) on securities	Jun. 30, 2013 Unrealized gains/(losses) on securities	Jun. 30, 2014 Unrealized gains/(losses) on securities	Jun. 30, 2013 Unrealized gains/(losses) on securities	Jun. 30, 2014 Actuarial gains/(losses)	Mar. 31, 2014 Actuarial gains/(losses)	Jun. 30, 2013 Actuarial gains/(losses)	Jun. 30, 2014 Actuarial gains/(losses)	Jun. 30, 2013 Actuarial gains/(losses)	Jun. 30, 2014 Net prior service credit/ (cost)	Mar. 31, 2014 Net prior service credit/ (cost)	Jun. 30, 2013 Net prior service credit/ (cost)	Jun. 30, 2014 Net prior service credit/ (cost)	Jun. 30, 2013 Net prior service credit/ (cost)	Jun. 30, 2014 Accumulated other comprehensive income	Mar. 31, 2014 Accumulated other comprehensive income	Jun. 30, 2013 Accumulated other comprehensive income	Jun. 30, 2014 Accumulated other comprehensive income	Jun. 30, 2013 Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(15,977)	(16,083)	(15,875)	(15,201)	6	(11)	(27)	(11)	(29)	(13,922)	(13,674)	(11,967)	(13,674)	(12,767)	60	52	77	52	84	(2,722)	(2,757)	(3,731)	(2,757)	(3,801)	495	515	583	515	610	(16,083)	(15,875)	(15,065)	(15,875)	(15,903)
Increase/(decrease)					12	12	(22)	24	(17)	62	(248)	(159)	(186)	595	12	8	(14)	20	(21)	4	(3)	15	1	21	0	0	0	0	0	90	(231)	(180)	(141)	578
Increase/(decrease) due to equity method investments					5	8	5	13	2	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	5	8	5	13	2
Reclassification adjustments, included in net income					(5)	(3)	2	(8)	2	0	0	2	0	48	0	0	0	0	0	38	38	66	76	130	(22)	(20)	(31)	(42)	(58)	11	15	39	26	122
Total increase/(decrease)					12	17	(15)	29	(13)	62	(248)	(157)	(186)	643	12	8	(14)	20	(21)	42	35	81	77	151	(22)	(20)	(31)	(42)	(58)	106	(208)	(136)	(102)	702
Balance	(15,977)	(16,083)	(15,875)	(15,201)	18	6	(42)	18	(42)	(13,860)	(13,922)	(12,124)	(13,860)	(12,124)	72	60	63	72	63	(2,680)	(2,722)	(3,650)	(2,680)	(3,650)	473	495	552	473	552	(15,977)	(16,083)	(15,201)	(15,977)	(15,201)